NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the components of the Jinshang Leasing's net investment in direct financing leases

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Total minimum lease payments to be received	$122,893,158	$127,827,892
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,893,158	127,827,892
Less: unearned income, representing interest	(3,137,139)	(3,607,312)
Present value of minimum lease receivable	119,756,019	124,220,580
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)
Net investment in direct financing leases	$688,663	$2,778,471

Schedule of future minimum lease receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2022	June 30, 2021
Within 1 year	$332,802	$377,696
2 years	41,764	117,869,926
3 years	101,782,289	7,847,263
4 years	14,659,311	1,733,007
5 years	6,076,992	—
Total minimum finance lease receivables	$122,893,158	$127,827,892

Summary of credit quality analysis of finance lease receivables

	June 30, 2022		June 30, 2021
Overdue and credit-impaired	$		$
– Overdue above 90 days		11,746,159		12,373,365
Not yet overdue but credit impaired		107,317,870		109,039,328

Overdue but not credit-impaired
Neither overdue nor impaired		691,990		2,807,887

Less: Allowances for impairment losses		(119,067,356)		(121,442,109)
Net investment in direct financing leases, end of year		$688,663		$2,778,471

Schedule of allowance on financial guarantee

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2022 and 2021 were as following:

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables at the beginning of year	$121,442,109	$102,069,239
(Reversal of Provision)for lease payment receivables	(25,971)	(192,136)
Provision for lease payment receivables	2,284,032	9,687,138
Effect of foreign currency translation	(4,632,814)	9,877,868
Allowance for uncollectible receivables at the end of year	$119,067,356	$121,442,109

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,328	29,417
Ending balance	$119,067,356	$121,442,109

Minimum lease payments receivable
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,829,130	6,415,200
Ending balance	$122,893,158	$127,827,892

Summary of risk classification of direct financing lease receivables

The risk classification of direct financing lease receivables is as follows:

	June 30, 2022	June 30, 2021
Normal	$3,829,130	$6,415,200
Abnormal	119,064,028	121,412,692
Total	$122,893,158	$127,827,892